Provisions for employee benefits - Actuarial assumptions used in the measurement of the liabilities (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other benefit plans | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	2.80%	3.10%
Other benefit plans | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.10%	3.30%
Rate of price inflation	2.00%	2.00%
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.10%	3.10%
Rate of compensation increase	3.00%	3.00%
Rate of price inflation	2.00%	2.00%
Foreign defined benefit plan | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	1.10%	1.40%
Rate of compensation increase	2.00%	1.90%
Rate of price inflation	1.00%	1.20%
Life expectations on retirement at age 65	14 years	14 years
Foreign defined benefit plan | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	26.10%	25.90%
Rate of compensation increase	15.00%	20.00%
Rate of price inflation	14.00%	15.50%
Life expectations on retirement at age 65	24 years	23 years
FISDE
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.10%	3.10%
Rate of price inflation	2.00%	2.00%
Life expectations on retirement at age 65	24 years	24 years